Condensed Consolidated Balance Sheet - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 72,672	$ 47,382	$ 45,579
Trade accounts receivable	39,823	76,018	87,456
Inventories	65,006	94,555	74,488
Advance deposits			2,661
Sales tax receivable			9,145
Right of use asset - current		55,822
Prepaid consulting services	83,618
Total current assets	261,119	273,778	219,330
Equipment
Equipment		15,000	15,000
Less: accumulated depreciation		(15,000)	(15,000)
Total property and equipment
Right of use asset - long term	96,691	68,145
Total Assets	357,810	341,923	219,330
Current Liabilities:
Accounts payable and accrued expenses	71,851	109,743	69,295
Advance deposits		13,357
Loans - related parties	71,175	40,000
Short term loan payable	90,286	87,046
Guaranteed interest payable	11,442
Warrant derivative liability	8,026
Sales tax payable	1,432	2,423
Line of credit	219,750	219,750	165,500
Operating lease liability	59,070	55,822
Total Current Liabilities	806,622	778,732	472,874
Operating lease liability - long term	37,621	68,145
Total Liabilities	844,243	846,877	472,874
Commitments and contingencies
Stockholders’ Deficit:
Preferred stock, $0.0001 par value,20,000,000 shares authorized, 2,000,000 shares issued and outstanding as of June 30, 2026, and December 31, 2025	200	200	200
Common stock, $0.0001 par value,3,000,000,000 shares authorized, 1,997,483,341 and 1,884,930,584 shares issued and outstanding as of June 30, 2026, and December 31, 2025	199,748	188,493	188,493
Additional paid-in-capital	5,080,533	4,814,651	4,814,651
Accumulated deficit	(5,766,914)	(5,508,297)	(5,256,887)
Total Stockholders’ Deficit	(486,433)	(504,954)	(253,543)
Total Liabilities and Stockholders’ Deficit	357,810	341,923	219,330
Restated [Member]
Current Assets:
Cash		47,382
Trade accounts receivable		76,018
Inventories		94,555
Prepaid consulting services
Total current assets		217,955
Equipment
Right of use asset - long term		123,967
Total Assets		341,922
Current Liabilities:
Accounts payable and accrued expenses		109,742
Advance deposits		13,357
Loans - related parties		40,000
Short term loan payable		87,046
Guaranteed interest payable
Warrant derivative liability
Sales tax payable		2,423
Line of credit		219,750
Operating lease liability		55,822
Total Current Liabilities		778,731
Operating lease liability - long term		68,145
Total Liabilities		846,876
Stockholders’ Deficit:
Preferred stock, $0.0001 par value,20,000,000 shares authorized, 2,000,000 shares issued and outstanding as of June 30, 2026, and December 31, 2025		200
Common stock, $0.0001 par value,3,000,000,000 shares authorized, 1,997,483,341 and 1,884,930,584 shares issued and outstanding as of June 30, 2026, and December 31, 2025		188,493
Additional paid-in-capital		4,814,651
Accumulated deficit		(5,508,297)
Total Stockholders’ Deficit		(504,954)	(253,544)
Total Liabilities and Stockholders’ Deficit		341,922
Chief Executive Officer [Member]
Current Liabilities:
Due to related party - CEO	$ 273,591	250,591	$ 238,079
Chief Executive Officer [Member] | Restated [Member]
Current Liabilities:
Due to related party - CEO		$ 250,591